Long-Term Debt - Additional Information - Hilda Loan Facility (Detail) - USD ($)		12 Months Ended
	May 26, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt		$ 1,033,330,000	$ 745,649,000
Line of credit facility expiration date		Dec. 31, 2018
Long term debt interest rate description		LIBOR plus a margin of 2.2%
Minimum liquidity of Partnership		$ 22,000,000
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio		2.50%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,000,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date	Dec. 31, 2024
Long term debt interest rate description		LIBOR plus a margin of 1.9%.
Long term debt interest rate percentage	2.20%
Hilda Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 100,000,000
Balloon payment to be paid	$ 58,500,000
Line of credit facility expiration period	84 months
Minimum liquidity of Partnership		$ 22,000,000
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio		2.50%
Hilda Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,000,000
Hilda Facility [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,500,000
Hilda Facility [Member] | First Two Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		110.00%
Hilda Facility [Member] | Third and Fourth Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		120.00%
Hilda Facility [Member] | Thereafter [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		125.00%
117 Million Loan Facility [Member] | Hilda Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 117,000,000
Line of credit facility expiration date	Aug. 31, 2018